Related Party Transactions and Balances (Other Receivables Due from Related Parties) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Year-End Related Party Balances [Line Items]
Other receivables due from related parties	$ 6,096,783	$ 19,539,269
Shanda Games Limited [Member]
Schedule of Year-End Related Party Balances [Line Items]
Other receivables due from related parties	3,389,567	17,308,019
Annual interest rate	3.00%	3.00%
Hurray! Media Co., Ltd. [Member]
Schedule of Year-End Related Party Balances [Line Items]
Other receivables due from related parties	1,246,641	1,246,641
Seed Music Group Limited [Member]
Schedule of Year-End Related Party Balances [Line Items]
Other receivables due from related parties	980,000	980,000
Annual interest rate	0.60%	0.60%
Shanda Capital Limited [Member]
Schedule of Year-End Related Party Balances [Line Items]
Other receivables due from related parties	480,575	0
Annual interest rate	3.00%	3.00%
Other companies under common control by Shanda [Member]
Schedule of Year-End Related Party Balances [Line Items]
Other receivables due from related parties	$ 0	$ 4,609